Related Party Transactions (Detail Textuals) - USD ($)	12 Months Ended
	Aug. 31, 2020	Nov. 30, 2020	Aug. 31, 2019
Related Party Transaction [Line Items]
Due to related parties	$ 58,704	$ 87,185	$ 48,096
Officers
Related Party Transaction [Line Items]
Value of option awards granted	572,565
Directors
Related Party Transaction [Line Items]
Value of option awards granted	$ 88,544